Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Interest and dividend income (Note 3)
Loans	$ 5,296	$ 5,937	$ 10,803	$ 12,295
Securities	1,217	1,730	2,493	3,472
Assets purchased under reverse repurchase agreements and securities borrowed	322	1,492	711	3,501
Deposits and other	63	67	127	196
Interest and dividend income	6,898	9,226	14,134	19,464
Interest expense (Note 3)
Deposits and other	1,392	2,337	2,900	5,357
Other liabilities	609	1,343	1,250	3,257
Subordinated debentures	43	81	95	164
Interest expense	2,044	3,761	4,245	8,778
Net interest income	4,854	5,465	9,889	10,686
Non-interest income
Insurance premiums, investment and fee income	536	197	2,345	2,191
Trading revenue	377	(66)	901	392
Investment management and custodial fees	1,711	1,500	3,414	3,035
Mutual fund revenue	1,014	890	2,014	1,836
Securities brokerage commissions	431	460	832	778
Service charges	460	468	918	956
Underwriting and other advisory fees	747	544	1,337	1,171
Foreign exchange revenue, other than trading	292	280	581	533
Card service revenue	281	212	553	499
Credit fees	368	304	700	664
Net gains on investment securities	82	45	117	56
Share of profit in joint ventures and associates	24	15	49	37
Other	441	19	911	335
Non-interest income	6,764	4,868	14,672	12,483
Total revenue	11,618	10,333	24,561	23,169
Provision for credit losses (Notes 4 and 5)	(96)	2,830	14	3,249
Insurance policyholder benefits, claims and acquisition expense	149	(177)	1,555	1,437
Non-interest expense
Human resources (Note 7)	4,152	3,573	8,440	7,633
Equipment	487	468	980	930
Occupancy	400	417	804	814
Communications	212	252	425	502
Professional fees	314	324	605	608
Amortization of other intangibles	318	315	637	618
Other	496	593	1,030	1,215
Non-interest expense	6,379	5,942	12,921	12,320
Income before income taxes	5,186	1,738	10,071	6,163
Income taxes	1,171	257	2,209	1,173
Net income	4,015	1,481	7,862	4,990
Net income attributable to:
Shareholders	4,014	1,484	7,859	4,988
Non-controlling interests	1	(3)	3	2
Net income	$ 4,015	$ 1,481	$ 7,862	$ 4,990
Basic earnings per share (in dollars) (Note 10)	$ 2.76	$ 1.00	$ 5.42	$ 3.41
Diluted earnings per share (in dollars) (Note 10)	2.76	1.00	5.42	3.40
Dividends per common share (in dollars)	$ 1.08	$ 1.08	$ 2.16	$ 2.13